Income Taxes - Profit Before Tax (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Income Tax
Total	$ 6,043	€ 5,026	€ 4,863	€ 3,991
Germany
Income Tax
Total		2,785	3,109	3,161
Foreign
Income Tax
Total		€ 2,241	€ 1,754	€ 830